Interest and Other Financing Expense	12 Months Ended
Dec. 31, 2024
Borrowing costs [abstract]
Interest and Other Financing Expense	Interest and Other Financing Expense

	2024	2023	2022
Interest expense on long-term debt	$604	$627	$610
Interest expense on lease liabilities	69	64	60
Interest expense on long-term debt and lease liabilities	673	691	670
Interest (income) and other expense	(81)	(55)	(121)
Interest and other financing expense	$592	$636	$549